Summary of Significant Accounting Policies - Accounts Receivable and Trade Promotions (Details) - USD ($) $ in Millions	Aug. 26, 2017	Aug. 27, 2016
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for doubtful accounts	$ 0.4	$ 0.3
Allowance for Promotions
Valuation and Qualifying Accounts Disclosure [Line Items]
Allowance for commitments	$ 7.8	$ 9.6